Contingencies and restrictions	12 Months Ended
Dec. 31, 2022
Contingencies and restrictions
Contingencies and restriction

Note 20    Contingencies and restrictions

In accordance with note 18.1, the Company recognizes a provision for those lawsuits in which there is a probability that the judgments will be unfavorable to the Company. The Company is party to the following lawsuits and other relevant legal actions:

20.1Lawsuits and other relevant events

(a)	In August 1996, Nitratos Naturais do Chile Ltda. was fined by Fazenda do Estado de Sao Paulo for concluding activities without attaching the necessary documentation for submission to the competent authorities. The treasury of the State of Sao Paulo initiated legal actions to collect close to ThUS$ 492. Nitratos Naturais do Chile has presented a case to the federal court of Brazil to request a reduction in the fine, which is currently pending.
(b)	In August 2004, Nitratos Naturais do Chile Ltda. was fined by Fazenda do Estado de Sao Paulo for failing to report trade activities. The treasury of the State of Sao Paulo initiated legal actions to collect close to ThUS$ 265. In 2018, the Court of Appeals agreed to a reduction in the fine and the Fazenda do Estado de Sao Paulo appealed to the Court of Brazil, and this appeal is still pending.
(c)	In December 2010, the city of Pomona in the state of California, United States, filed a claim against SQM NA, which was heard before the US District Court for the Central District of California. The plaintiff requested the payment of expenses and other values related to treatment of groundwater to make it apt for consumption, which involved the extraction of perchlorate in this water, which allegedly came from Chilean fertilizers. On January 27, 2022, a judgment was issued against SQM NA for US$ 48.1 million, which has been appealed. The Company has recorded a charge of US$ 48.1 million before taxes to the income statement for the year ended December 30, 2021.

(d)	In December 2010, the city of Lindsay in California, United States, filed a claim against SQM NA, which was heard before the US District Court for the Central District of California. The plaintiff requested the payment of expenses and other values related to treatment of groundwater to make it apt for consumption, which involved the extraction of perchlorate in this water, which allegedly came from Chilean fertilizers, the trial is currently suspended.
(e)	In May 2014, a claim of compensation for damages was filed against SQM Nitratos for its alleged extracontractual liability derived from an explosion occurring in 2010 in the vicinity of the town of Baquedano, which caused the death of six workers. The portion of the claim that has not been settled in court is approximately US$ 1.2. million On May 7, 2019, the 18th Civil Court of Santiago dismissed the claim. The case currently is in the Santiago Court of Appeals, which will make a determination on the motion for appeal and cassation brought about on behalf of the plaintiff.
(f)	In January 2018, the company Transportes Buen Destino S.A. filed an arbitration claim under CAM rules against SQM Salar for controversies resulting from the execution of transport contracts for lithium brine and transport of salts. The amount of the claim is close to US$ 3 Million. The arbitration is currently in the evidence stage.
(g)	In September 2018, representatives Claudia Nathalie Mix Jiménez, Gael Fernanda Yeomans Araya, Camila Ruzlay Rojas Valderrama filed a public right annulment suit against Corfo regarding the Salar de Atacama Project Contract signed between Corfo and SQM Salar. The Company has intervened as an independent third party. This discussion stage has concluded. For more information, see Note 20.4.
(h)	The Company and FPC Ingeniería y Construcción SpA were sued in May 2019 for compensation for damages resulting from alleged extracontractual liability derived from the traffic accident occurring on March 5, 2018, involving the overturn of a truck owned by FPC and the subsequent death of its two occupants, both employees of FPC. The four children of one of the deceased workers are the plaintiffs in this case and are seeking compensation for moral damages. The case is in the 19th Civil Court of Santiago and is in the evidence stage. The amount of the claim is close to US$ 1.2 million.
(i)	The Company has initiated an arbitration process against the company Sierra Gorda S.C.M. due to controversies originating from the Mining, Royalties and Other Sales Contract dated December 16, 2011. Sierra Gorda S.C.M. has filed counterclaims against the Company. The counterclaims filed against the Company amount to US$ 46 million.On October 4, 2022, a judgment was issued ordering the Company to pay US$ 3.6 million as a fine. This judgment was appealed by the Company, which is pending resolution before the Court of Appeals of Santiago.
(j)	Through resolution dated April 14, 2020, the General Water Bureau (DGA) fined SQM Salar S.A. an amount of 4,180 UTM for the alleged violation of article 294 of the Water Code. This resolution was appealed for reconsideration as established in article 136 of the Water Code, and its resolution is currently pending.
(k)	On January 7, 2021, the Company Ocaña y Vega Limited has requested arbitration against the Company to claim compensation for damages associated with the early termination of two construction contracts. The case has reached the evidence gathering stage. The cost of arbitration is valued at approximately ThUS$ 377.
(l)	On April 6, 2021, Empresa Eléctrica Cochrane SpA requested the constitution of arbitration to resolve a dispute in relation to electricity supply contracts signed on March 30, 2012, and February 1, 2013. The trial is currently in the discussion stage. On January 17, 2022, the Company filed a claim for early termination of the electricity supply contracts against Empresa Eléctrica Cochrane SpA. at the same arbitration tribunal. The discussion. Both trials have reached the evidence stage.
(m)	In October 2021, the Company requested the constitution of an arbitration against Chilena Consolidada Seguros Generales S.A. to resolve differences in relation to the interpretation and execution of the directors’ and officers’ liability insurance policy. The lawsuit has been notified to the arbitrator.
(n)	In February 2022, the company Montajes Eléctricos y Construcciones RER Limitada filed a claim for damages before the 21st Civil Court of Santiago against SQM Industrial S.A. for its alleged liability derived from the breach of an electrical installation contract. The case is still in the discussion stage. The amount of the lawsuit is approximately ThUS$ 542.
(o)	In June 2022, Mrs. Lorena Saa Nuñez and others filed a lawsuit against the Company with the Labor Court of Pozo Almonte seeking compensation for damages moral damages and lost profits resulting from the death of worker Oscar Muñoz Meza. The case has reached the ruling stage. The lawsuit is for approximately ThUS$ 493.

The Company and its subsidiaries have been involved and will probably continue to be involved either as plaintiffs or defendants in certain judicial proceedings that have been and will be heard by the arbitration or ordinary courts of justice that will make the final decision. Those proceedings that are regulated by the appropriate legal regulations are intended to exercise or oppose certain actions or exceptions related to certain mining claims either granted or to be granted and that do not or will not affect in an essential manner the development of the Company and its subsidiaries.

Soquimich Comercial S.A. has been involved and will probably continue being involved either as plaintiff or defendant in certain judicial proceedings through which it intends to collect and receive the amounts owed, the total nominal value of which is approximately US$ 1.05 million.

The Company and its subsidiaries have made efforts and continues making efforts to obtain payment of certain amounts that are still owed to the Company due to its activities. Such amounts will continue to be required using judicial or non-judicial means by the plaintiffs, and the actions and exercise related to these are currently in full force and effect.

20.2Environmental contingencies

The SMA issued a resolution dated November 28, 2016, rectified by a resolution dated December 23, 2016, which filed charges against SQM Salar for brine extraction in excess of authorized amounts, progressive impairment of the vitality of carob trees, providing incomplete information modification of follow-up plan variables, and other charges. SQM Salar S.A. presented a compliance program that was accepted by the SMA. On December 2019, the Environmental Court of Antofagasta rendered the accepted compliance program null. In October 2020, the SMA formulated new observations for the compliance program, which will enable the incorporation of improvements in line with the ruling of the Environmental Court of Antofagasta, to then make a determination regarding approval or rejection. If a new compliance program is not approved by the SMA, or if approved and legally challenged and rendered null and void by the Chilean courts, the sanction process against SQM Salar could be resumed. This latter event may consider the application of fines up to MUS$9, temporary or permanent closure of facilities and in extreme circumstances, revocation of the respective environmental permit.

20.3Tax Contingencies

SQM Salar has filed three tax claims against the SII for taxes levied between tax years 2012 and 2018 (business years 2011 to 2017). The SII has sought to broaden the application of the specific tax on mining activities to the extraction of lithium, a substance that is not concessionable by law. The amount associated with these processes totals US$ 127.1 million, which has been paid by SQM Salar. This amount is recorded under “Non-current tax assets” in the Consolidated Statement of Financial Position of the Company as of December 31, 2022 and 2021.

The details of the claims can be found below:

(a)	On August 26, 2016, a tax claim was filed with the Third Tax and Customs Court of the Metropolitan Region against tax assessments No. 169, 170, 171 and 172 for tax years 2012 to 2014. The amount in dispute is US$ 17.8 million, of which (i) US$ 11.5 million correspond to the contested tax (minus effect on first category income tax), and (ii) US$ 6.3 million correspond to interest and associated fines. On November 28, 2018, the Santiago Court of Appeals ruled invalid the first instance ruling handed down by the Tax and Customs Court, ordering the case reopened with the competent judge hearing evidence in the case.
(b)	On March 24, 2017, a tax claim was filed with the Third Tax and Customs Court of the Metropolitan Region against tax assessment No. 207 and resolution No. 156, both issued by the SII, for tax years 2015 to 2016. The amount in dispute is US$ 8.6 million, of which (i) US$ 1.3 million correspond to amounts assessed in excess, (ii) US$ 6.9 million correspond to the contested tax (minus effect on first category income tax), and (ii) US$ 0.4 million correspond to interest and fines. On November 28, 2022, the Santiago Court of Appeals ruled invalid the first instance ruling of the Tax and Customs Court, ordering the case reopened with the competent judge hearing evidence in the case.

(c)	On July 15, 2021, SQM Salar filed a public right annulment suit and tax claim with the First Tax and Customs Court of the Metropolitan Region against tax assessments No. 65 and 66 for the 2017 and 2018 tax years. The amount in dispute is US$ 63.9 million, of which (i) US$ 17.6 million correspond to overcharged amounts, (ii) US$ 30.2 million correspond to the contested tax (minus effect on first category income tax), and (iii) US$ 16.1 million correspond to interest and fines. On November 7, 2022, the First Tax and Customs Court upheld SQM Salar's claim and ordered that these tax assessments be anulled.

On September 29, 2022, the SII assessed the differences for the 2019 tax year with respect to specific mining tax and other adjustments that totalled US$ 36.8 million, which includes an excess collection of US$ 9.7 million. SQM Salar paid the amount assessed, and has one year to appeal against this assessment, which it intends to do in a vigorous manner. The SII has not issued an assessment claiming differences in specific mining tax filed for tax years 2020 onward. If the SII uses criteria similar to that used in previous years, it may issue an assessment in the future for this period. The Company estimates a potential assessment of US$ 745.3 million (corporate income tax deducted) by the SII, without considering interests and fines.

To date, the Company has recorded no effect corresponding to this tax on its profit and loss.

20.4Contingencies regarding to the Contracts with Corfo

On September 6, 2018, representatives Claudia Nathalie Mix Jiménez, Gael Fernanda Yeomans Araya and Camila Ruslay Rojas Valderrama and the Poder Ciudadano political party filed an annulment suit against Corfo, which requested that the Salar de Atacama Project Agreement between Corfo and the Company, SQM Potasio and SQM Salar be annulled. The Companies have taken part of the process as interested third parties.

In the event that the annulment claim is approved for the Salar de Atacama Project Agreement, SQM Salar may be prevented from the exploitation of the mining assets in the Salar de Atacama that it has leased from Corfo.

20.5Restricted or pledged cash

The subsidiary Isapre Norte Grande Ltda., in compliance with the provisions established by the Chilean Superintendence of Healthcare, which regulates the running of pension-related health institutions, maintains a guarantee in financial instruments delivered in deposits, custody and administration to Banco de Chile.

This guarantee, according to the regulations issued by the Chilean Superintendence of Healthcare is equivalent to the total amount owed to its members and medical providers, Banco de Chile reports the present value of the guarantee to the Chilean Superintendence of Healthcare and Isapre Norte Grande Ltda on a daily basis. As of December 31, 2022, the guarantee amounts to ThUS$ 717.

20.6Indirect guarantees

As of December 31, 2022 and 2021, there are no indirect guarantees.